Property, Plant and Equipment (Tables)	6 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	September 30, 2022 (Unaudited)	March 31, 2022

Machinery	$749,617	$819,807
Vehicles	181,724	203,917
Office equipment	146,210	164,066
Electric equipment	74,453	83,546
Leasehold improvement	1,584,331	1,777,820
Total property plant and equipment, at cost	2,736,335	3,049,156
Less: accumulated depreciation	(1,723,354)	(1,821,345)
Total property, plant and equipment, net	$1,012,981	$1,227,811